INVENTORIES (Tables)	3 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of inventories	Inventories consisted of the following:
	December 31, 2013	September 30, 2013

Raw materials	$38,479	$38,004
Work in process	3,962	5,001
Finished goods	23,677	20,781
Total	$66,118	$63,786